LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Nonparticipating Life Insurance Contract [Member]
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Reinsurance assets	£ 21	£ 20